Income Taxes (Details) (USD $)	2 Months Ended	3 Months Ended		8 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Federal [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Federal [Member]
Current taxes [Abstract]
Federal						$ 2,711,000	$ 4,551,000	$ 65,000
State						439,000	605,000	1,088,000
Deferred taxes [Abstract]
Federal				11,867,000		323,000	(1,148,000)	2,862,000
State				661,000		(683,000)	1,458,000	226,000
Income tax expense	0	12,528,000	0	12,528,000		2,790,000	5,466,000	4,241,000
Deferred Taxes Recorded to Equity, Issuance Costs		1,000,000		1,000,000
Net operating loss carryforwards					2,000,000				10,000,000
Net operating loss carryforwards, expiration dates					2032				12/31/2031
Effective income tax rate reconciliation [Abstract]
Federal statutory rate (in hundredths)				35.00%		35.00%	35.00%	35.00%
State, net of federal tax benefit (in hundredths)				2.00%		0.10%	0.50%	(1.20%)
Loss excluded from nontaxable entities (in hundredths)						(35.60%)	(34.40%)	(37.50%)
Other items (in hundredths)				0.80%		(0.20%)	0.10%	(0.10%)
Effective rate (in hundredths)				37.80%		(0.70%)	1.20%	(3.80%)
Deferred tax assets [Abstract]
Net operating loss carryforwards		622,000		622,000		0	159,000
Unamortized intangible drilling costs		9,029,000		9,029,000
Unit-based compensation						10,579,000	9,146,000
Other						4,924,000	3,606,000
Total deferred tax assets		9,651,000		9,651,000		15,503,000	12,911,000
Deferred tax liabilities [Abstract]
Property and equipment principally due to differences in depreciation						(11,049,000)	(8,226,000)
Other						(1,055,000)	(1,646,000)
Investment in LINN Energy		(23,210,000)		(23,210,000)
Total deferred tax liabilities		(23,210,000)		(23,210,000)
Total deferred tax liabilities		(13,559,000)		(13,559,000)		(12,104,000)	(9,872,000)
Net deferred tax assets						3,399,000	3,039,000
Net deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax assets						10,318,000	8,279,000
Deferred tax liabilities						(612,000)	(589,000)
Other current assets						9,706,000	7,690,000
Noncurent deferred tax assets		9,651,000		9,651,000		5,186,000	4,632,000
Noncurrent deferred tax liabilities		(23,210,000)		(23,210,000)		(11,493,000)	(9,283,000)
Net noncurrent deferred tax liabilities		$ (13,559,000)		$ (13,559,000)		$ (6,307,000)	$ (4,651,000)